Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortizable asset carrying Amount	$ 4,910	$ 4,727
Amortizable asset accumulated Amortization	4,806	4,702
In place leases
Amortizable asset carrying Amount	4,910	4,727
Amortizable asset accumulated Amortization	4,806	4,702
Above Market leases
Amortizable asset carrying Amount	0	0
Amortizable asset accumulated Amortization	$ 0	$ 0